Fair value (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2014 and 2015, including those for which the MHFG Group has elected the fair value option, are summarized below:

2014	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	3,360	50	—	3,410
Japanese local government bonds	—	74	—	74
U.S. Treasury bonds and federal agency securities	3,541	486	—	4,027
Other foreign government bonds	2,567	274	—	2,841
Agency mortgage-backed securities	1,390	364	—	1,754
Residential mortgage-backed securities	—	—	78	78
Commercial mortgage-backed securities	—	2	91	93
Certificates of deposit and commercial paper	—	969	—	969
Corporate bonds and other	38	1,671	413	2,122
Equity securities	714	579	60	1,353
Derivatives:
Interest rate contracts	43	7,997	24	8,064
Foreign exchange contracts	6	2,331	17	2,354
Equity-related contracts	60	124	13	197
Credit-related contracts	—	28	21	49
Other contracts	1	18	4	23
Available-for-sale securities:
Japanese government bonds	20,912	1,144	—	22,056
Japanese local government bonds	—	245	—	245
U.S. Treasury bonds and federal agency securities	154	—	—	154
Other foreign government bonds	280	441	—	721
Agency mortgage-backed securities	105	856	—	961
Residential mortgage-backed securities	—	112	220	332
Commercial mortgage-backed securities	—	—	161	161
Japanese corporate bonds and other debt securities	—	1,858	170	2,028
Foreign corporate bonds and other debt securities	1	427	141	569
Equity securities (marketable)	3,348	74	—	3,422
Other investments	2	—	69	71

Total assets measured at fair value on a recurring basis (2)	36,522	20,124	1,482	58,128

Liabilities:
Trading securities sold, not yet purchased	3,862	488	—	4,350
Derivatives:
Interest rate contracts	42	7,846	7	7,895
Foreign exchange contracts	5	2,340	6	2,351
Equity-related contracts	58	108	12	178
Credit-related contracts	—	30	4	34
Other contracts	1	12	4	17
Long-term debt (3)	—	157	501	658

Total liabilities measured at fair value on a recurring basis	3,968	10,981	534	15,483

2015	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,680	32	—	1,712
Japanese local government bonds	—	72	—	72
U.S. Treasury bonds and federal agency securities	4,759	134	—	4,893
Other foreign government bonds	2,093	344	—	2,437
Agency mortgage-backed securities	1,132	376	—	1,508
Residential mortgage-backed securities	—	—	29	29
Commercial mortgage-backed securities	—	2	4	6
Certificates of deposit and commercial paper	—	813	—	813
Corporate bonds and other	42	1,802	639	2,483
Equity securities	1,045	864	60	1,969
Derivatives:
Interest rate contracts	71	9,516	25	9,612
Foreign exchange contracts	17	3,577	11	3,605
Equity-related contracts	58	134	5	197
Credit-related contracts	—	41	1	42
Other contracts	1	22	15	38
Available-for-sale securities:
Japanese government bonds	16,672	742	—	17,414
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	117	—	—	117
Other foreign government bonds	415	551	—	966
Agency mortgage-backed securities	87	735	—	822
Residential mortgage-backed securities	—	97	166	263
Commercial mortgage-backed securities	—	—	169	169
Japanese corporate bonds and other debt securities	—	1,787	155	1,942
Foreign corporate bonds and other debt securities	—	657	85	742
Equity securities (marketable)	4,362	35	—	4,397
Other investments	—	—	53	53

Total assets measured at fair value on a recurring basis (2)	32,551	22,572	1,417	56,540

Liabilities:
Trading securities sold, not yet purchased	2,856	345	—	3,201
Derivatives:
Interest rate contracts	74	9,293	7	9,374
Foreign exchange contracts	14	3,590	3	3,607
Equity-related contracts	73	129	19	221
Credit-related contracts	—	34	2	36
Other contracts	1	17	15	33
Long-term debt (3)	—	153	587	740

Total liabilities measured at fair value on a recurring basis	3,018	13,561	633	17,212

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts included the investments measured at the NAV per share at March 31, 2014 and 2015, of ¥649 billion and ¥878 billion, respectively, of which ¥612 billion and ¥842 billion, respectively, were classified in Level 2, and ¥37 billion and ¥36 billion, respectively, were classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2014 and 2015 were ¥23 billion and ¥25 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2014 and 2015:

2014	April 1, 2013	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2014	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage- backed securities	100	10	(2)	—		—	—	—	(4)	—	(28)	78	7
Commercial mortgage- backed securities	91	5	(2)	—		—	—	—	—	—	(5)	91	4
Corporate bonds and other	417	55	(2)	—		4	(12)	503	(442)	—	(112)	413	35
Equity securities	71	6	(2)	—		—	—	8	(24)	—	(1)	60	—
Derivatives, net (1):
Interest rate contracts	11	6	(2)	—		(1)	—	—	—	—	1	17	11
Foreign exchange contracts	17	(3	)(2)	—		—	—	—	—	—	(3)	11	5
Equity-related contracts	7	(6	)(2)	—		—	—	—	—	—	—	1	(7)
Credit-related contracts	20	(6	)(2)	—		—	1	—	—	—	2	17	(6)
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	292	(1	)(3)	5	(4)	—	—	5	(9)	—	(72)	220	—
Commercial mortgage-backed securities	250	5	(3)	(2	)(4)	—	—	36	(18)	—	(110)	161	(1)
Japanese corporate bonds and other debt securities	215	—	(3)	—	(4)	—	(30)	60	(1)	—	(74)	170	—
Foreign corporate bonds and other debt securities	202	8	(3)	(1	)(4)	7	—	—	—	—	(75)	141	—
Other investments	75	(2	)(3)	—		—	(2)	7	(2)	—	(7)	69	(2)

Liabilities:
Long-term debt	381	4	(5)	—		1	(1)	—	—	197	(73)	501	5

2015	April 1, 2014	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2015	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	78	—	(2)	—		—	—	—	(33)	—	(16)	29	—
Commercial mortgage-backed securities	91	—	(2)	—		—	—	2	(76)	—	(13)	4	—
Corporate bonds and other	413	62	(2)	—		4	(24)	561	(262)	—	(115)	639	47
Equity securities	60	13	(2)	—		—	—	6	(18)	—	(1)	60	3
Derivatives, net (1):
Interest rate contracts	17	(6	)(2)	—		—	1	—	—	—	6	18	(1)
Foreign exchange contracts	11	(3	)(2)	—		—	—	—	—	—	—	8	(2)
Equity-related contracts	1	(12	)(2)	—		—	—	—	—	—	(3)	(14)	(12)
Credit-related contracts	17	(19	)(2)	—		—	—	—	—	—	1	(1)	—
Available-for-sale securities:
Residential mortgage-backed securities	220	10	(3)	(10	)(4)	—	—	16	(21)	—	(49)	166	—
Commercial mortgage-backed securities	161	4	(3)	(2	)(4)	—	—	77	(26)	—	(45)	169	—
Japanese corporate bonds and other debt securities	170	(1	)(3)	1	(4)	—	—	39	(8)	—	(46)	155	—
Foreign corporate bonds and other debt securities	141	6	(3)	(1	)(4)	—	—	—	(2)	—	(59)	85	—
Other investments	69	12	(3)	—		—	—	2	(18)	—	(12)	53	8

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	3	(3)	—	—	—	—
Long-term debt	501	(5	)(5)	—		3	(2)	—	—	313	(233)	587	(4)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2014 and 2015.

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2014 and 2015:

2014

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (6)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	298	Discounted cash flow	Prepayment rate	1%–24%	7%
		Price-based	Default rate	0%–4%	0%
			Recovery rate	70%–100%	96%
			Discount margin	8bps–2,002bps	92bps

Commercial mortgage-backed securities	252	Discounted cash flow	Discount margin	17bps–3,441bps	191bps
		Price-based

Corporate bonds and other debt securities	724	Discounted cash flow	Prepayment rate (1)	0%–42%	36%
		Price-based	Default rate (1)	0%–9%	1%
			Recovery rate (1)	15%–75%	70%
			Discount margin (1)	12bps–1,725bps	100bps
			Discount margin (2)	-122bps–1,303bps	81bps

Derivatives, net:
Interest rate contracts	17	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	11	Internal valuation model (3)	FX – IR correlation	28%–52%
			FX – FX correlation	55%–55%
			FX volatility	14%–25%
			Default rate (4)	0%–63%

Equity-related contracts	1	Internal valuation model (3)	Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	18%–35%

Credit-related contracts (5)	17	Internal valuation model (3)	Default rate	0%–47%
			Credit correlation	1%–100%

Long-term debt	501	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	28%–52%
			FX – FX correlation	55%–55%
			Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	13%–37%
			Default rate	0%–5%
			Credit correlation	19%–100%

2015

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (6)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	195	Discounted cash flow	Prepayment rate	2%–18%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	11bps–490bps	63bps

Commercial mortgage-backed securities	173	Discounted cash flow	Discount margin	10bps–2,922bps	95bps
		Price-based

Corporate bonds and other debt securities	879	Discounted cash flow	Prepayment rate (1)	0%–25%	21%
		Price-based	Default rate (1)	0%–5%	2%
			Recovery rate (1)	60%–71%	69%
			Discount margin (1)	9bps–1,220bps	112bps
			Discount margin (2)	-96bps–4,342bps	106bps

Derivatives, net:
Interest rate contracts	18	Internal valuation model (3)	IR – IR correlation	20%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation	9%–52%
			FX – FX correlation	52%–52%
			FX volatility	11%–23%
			Default rate (4)	0%–63%

Equity-related contracts	(14)	Internal valuation model (3)	Equity – IR correlation	50%–50%
			Equity – FX correlation	55%–55%
			Equity volatility	17%–33%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0%–50%
			Credit correlation	11%–100%

Long-term debt	587	Internal valuation model (3)	IR – IR correlation	20%–100%
			FX – IR correlation	9%–52%
			FX – FX correlation	52%–52%
			Equity – IR correlation	50%–50%
			Equity – FX correlation	55%–55%
			Equity volatility	16%–34%
			Default rate	0%–15%
			Credit correlation	16%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	The majority of the fair value of credit derivatives in Level 3 relates to credit derivatives economically hedging the credit risk in certain securitization products. The unobservable inputs of these credit derivatives have already been included in the unobservable inputs related to Trading securities and Available-for-sale securities disclosed above.
(6)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

IR = Interest rate

FX = Foreign exchange

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2014 and 2015:

2014	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	208
Loans held-for-sale	33	—	—	33	34
Other investments	5	—	—	5	6
Premises and equipment—net	1	—	—	1	2
Goodwill	—	—	—	—	4

Total assets at fair value on a nonrecurring basis	163	—	—	163	254

2015	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	111	—	—	111	193
Loans held-for-sale	—	—	—	—	39
Other investments	10	9	—	1	16
Premises and equipment—net	1	—	—	1	8

Total assets at fair value on a nonrecurring basis	122	9	—	113	256

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2014 and 2015, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	34,563	34,563	1,437	33,126	—
Investments	4,040	4,058	4,058	—	—
Loans, net of allowance for loan losses (Note)	72,801	73,975	—	—	73,975

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,124	44,124	13,543	30,581	—
Interest-bearing deposits	88,744	88,705	37,394	51,311	—
Due to trust accounts	742	742	—	742	—
Other short-term borrowings	6,024	6,024	—	6,024	—
Long-term debt	9,176	9,441	—	8,600	841

	2015
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	42,467	42,467	1,152	41,315	—
Investments	5,647	5,678	5,678	—	—
Loans, net of allowance for loan losses (Note)	77,458	78,603	—	—	78,603

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,100	42,100	14,481	27,619	—
Interest-bearing deposits	99,272	99,239	41,334	57,905	—
Due to trust accounts	1,241	1,241	—	1,241	—
Other short-term borrowings	1,583	1,583	—	1,583	—
Long-term debt	13,819	14,030	—	13,271	759

Note: Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.